Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [Abstract]
Reclassification Impact on Consolidated Statement of Profit and Loss
The reclassifications resulted in the following impact on the Consolidated Statement of Profit and Loss:

	For the Year Ended December 31, 2020
	As previously reported	Adjustment	As reported
	$’000	$’000	$’000
Platform & application expenses	(48,664)	10,527	(38,137)
Research & development expenses	(35,524)	(19,187)	(54,711)
Sales, general & administrative expenses	(103,341)	8,660	(94,681)
Operating loss	(175,511)	—	(175,511)
Loss for the financial year	(188,030)	—	(188,030)

The reclassifications also had an immaterial impact on the Consolidated Statement of Profit and Loss for the year ended December 31, 2019, which is not shown in the table above.